Business Combination (Details) - USD ($)				12 Months Ended
	Nov. 05, 2024	Aug. 23, 2024	Aug. 20, 2024	Sep. 30, 2024	Jul. 02, 2024	Jun. 25, 2024
Business Combination [Line Items]
Purchase price	$ 2,100,000
Cash paid			$ 3,000,000
Finite-Lived Intangible Asset, Useful Life				5 years
Tax rate				8.25%
Asset Acquisition Consideration Terminated
Business Combination [Member]
Business Combination [Line Items]
Purchase price			4,500,000
Deferred tax liabilities				87,118
Goodwill				$ 4,657,092
Purchase Price [Member]
Business Combination [Line Items]
Purchase price			4,500,000
Gross proceeds amount			$ 1,500,000
Issuance shares (in Shares)			780,000
Singapore [Member]
Business Combination [Line Items]
Tax rate				17.00%
Class A Ordinary Shares [Member]
Business Combination [Line Items]
Price per share (in Dollars per share)					$ 0.6	$ 0.6
Class A Ordinary Shares [Member] | Business Combination [Member]
Business Combination [Line Items]
Issuance shares (in Shares)		780,000	780,000
Class B Ordinary Shares [Member]
Business Combination [Line Items]
Price per share (in Dollars per share)		$ 1,620,000
Class B Ordinary Shares [Member] | Purchase Price [Member]
Business Combination [Line Items]
Price per share (in Dollars per share)			$ 1,620,000